UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA    January 28, 2009
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  10

Form 13F Information Table Value Total:	 $66,100
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	005208103	  992 	  320,001  SH		Sole		320,001    0	0
BPZ RESOURCES, INC		COM	055639108	2,912 	  454,936  SH		Sole		454,936    0	0
CHESAPEAKE ENERGY CORP		COM	165167107	7,476 	  462,313  SH		Sole		462,313    0	0
MCDERMOTT INTL			COM	580037109      10,343 	1,046,844  SH		Sole	      1,046,844    0	0
RANGE RESOURCES CORP		COM	75281A109	6,686 	  194,431  SH		Sole		194,431    0	0
SOUTHWESTERN ENERGY CO		COM	845467109      11,763 	  406,040  SH		Sole		406,040    0	0
SUPERIOR ENERGY SERVICES INC	COM	868157108	1,061 	   66,604  SH		Sole		 66,604    0	0
ULTRA PETROLEUM CORP		COM	903914109      12,148 	  352,011  SH		Sole		352,011    0	0
NOBLE CORPORATION		SHS	G65422100	7,582 	  343,220  SH		Sole		343,220    0	0
WEATHERFORD INTERNATIONAL, LTD	COM	G95089101	5,137 	  474,814  SH		Sole		474,814    0	0

